Related Party Transactions - Public placement warrants (Details) - Public Warrants - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
Class A Common Stock
Related Party Transaction [Line Items]
Shares converted (in shares)		645,192
Legacy Volta | Class B Common Stock
Related Party Transaction [Line Items]
Stock issued (in shares)	531,679
Stock issued	$ 0.7